KSOP Plan:	6 Months Ended
Jun. 30, 2018
KSOP Plan: [Abstract]
KSOP Plan:	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> Note 9. KSOP Plan: The KSOP Plan, adopted in 1990 for retirement benefits of employees, is comprised of two parts, (1) a salary reduction component, and a 401(k) which includes provisions for discretionary contributions by us, and (2) an employee share ownership component, or ESOP. Allocation of Class A common shares or cash to participants' accounts, subject to certain limitations, is at the discretion of the Board. There have been no Class A common shares allocated to the KSOP Plan since 2011. Cash contributions for plan year 2017 were approximately $234,000. As of June 30, 2018, no contributions by the Company had been made for plan year 2018.